VESSELS UNDER FINANCE LEASE, NET - Right-of-Use Asset for Finance Leases (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Finance Lease Right-Of-Use Asset [Roll Forward]
Balance at December 31, 2019	$ 193,987
Additions	6,430
Impairment	(70,009)
Depreciation	(9,393)
Balance at June 30, 2020	$ 121,015